Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Benefit Plans
Schedule of changes in obligations and funded status of the defined benefit pension plan
Information about changes in obligations and funded status of the defined benefit pension plan follows:

	Oneida Savings Bank		State Bank of Chittenango
	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$4,348,105	$4,382,788	$2,624,798	$2,599,361
Service cost	—	—	22,335	26,335
Interest cost	168,421	168,082	96,191	105,807
Actuarial gain	100,950	28,529	(60,747)	113,464
Benefits paid	(391,996)	(231,294)	(224,709)	(220,169)
Benefit obligation at end of year	$4,225,480	$4,348,105	$2,457,868	$2,624,798
Change in plan assets, at fair value:
Beginning plan assets	$3,955,438	$3,544,708	$1,976,719	$1,947,056
Actual return	612,114	442,024	315,691	200,156
Benefits paid	(391,996)	(231,294)	(224,558)	(213,620)
Employer contributions	200,000	200,000	115,180	43,127
Ending plan assets	$4,375,556	$3,955,438	$2,183,032	$1,976,719
Funded status at year end (plan assets less benefit obligation)	$150,076	$(392,667)	$(274,836)	$(648,079)

Schedule of amounts recognized in accumulated other comprehensive income
Amounts recognized in accumulated other comprehensive income at December 31 consist of:

	Oneida Savings Bank		State Bank of Chittenango
	2013	2012	2013	2012
Net actuarial loss (gain)	$1,707,779	$2,168,332	$885,747	$1,223,420
Prior service cost (credit)	—	—	—	—
	$1,707,779	$2,168,332	$885,747	$1,223,420

Schedule of components of net periodic pension cost and other amounts recognized in other comprehensive income
The net periodic pension cost and other amounts recognized in other comprehensive income for the years ended December 31 includes the following components:

	Oneida Savings Bank			State Bank of Chittenango
	2013	2012	2011	2013	2012	2011
Service cost benefits earned during the period	$—	$—	$—	$22,335	$26,335	$26,261
Interest cost on projected benefit obligation	168,421	168,082	211,449	96,191	105,807	123,774
Expected return on plan assets	(289,458)	(264,680)	(266,768)	(120,698)	(127,794)	(141,928)
Net amortization and deferral	238,847	140,739	122,317	81,782	79,058	48,854
Net periodic pension cost	117,810	44,141	66,998	79,610	83,406	56,961
Net (gain) loss	(221,706)	(148,815)	296,029	(255,891)	34,553	405,464
Prior service cost (credit)	—	—	—	—	—	—
Amortization of gain (loss)	(238,847)	(140,739)	(122,317)	(81,782)	(79,058)	(48,854)
Total recognized in other comprehensive income	(460,553)	(289,554)	173,712	(337,673)	(44,505)	356,610
Total recognized in net periodic benefit (cost) and other comprehensive income	$(342,743)	$(245,413)	$240,710	$(258,063)	$38,901	$413,571

Schedule of weighted average assumptions used to determine benefit obligation and net cost

	Oneida Savings Bank			State Bank of Chittenango
Assumptions	2013	2012	2011	2013	2012	2011

Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate	4.04%	3.97%	4.98%	4.36%	3.84%	4.27%

Weighted-average assumptions used to determine net cost
Discount rate	3.97%	4.98%	5.05%	3.84%	4.27%	5.38%
Expected return on plan assets	7.50%	7.50%	7.50%	6.50%	7.00%	7.00%

Schedule of benefit payments expected to be paid
The following benefit payments are expected to be paid:

	Oneida	State Bank
Fiscal year ending December 31:	Savings Bank	Of Chittenango
2014	368,000	200,582
2015	386,000	194,014
2016	405,000	187,379
2017	425,000	180,837
2018	446,000	173,786
Years 2019 - 2023	2,589,000	790,826

Schedule of shares held by the ESOP	Shares held by the ESOP were as follows:

	2013	2012

Allocated to participants	444,789	400,193
Unearned	18,023	44,965
Total ESOP shares	462,812	445,158

Fair value of unearned shares	$228,351	$478,877

Oneida Savings Bank pension plan
Benefit Plans
Schedule of pension plan asset allocation, target allocation and expected long-term rate of return by asset category
The Company’s pension plan asset allocation at year-end 2013 and 2012, target allocation for 2014, and expected long-term rate of return by asset category are as follows:

	Target Allocation	Percentage of Plan Assets at December 31		Weighted- Average Expected Long Term Rate
Asset Category	2014	2013	2012	of Return

Equity Securities	60%	59%	54%	10%
Debt Securities	40%	35%	41%	2%
Other	—%	6%	5%
Total	100%	100%	100%	7%

Schedule of fair value of the plan assets by asset category
The fair value of the plan assets, as previously defined, at December 31, 2013, by asset category, is as follows:

		Fair Value Measurements at December 31, 2013 Using
		Quoted Prices in	Significant
	Carrying Value	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets:
Cash	$223,745	$223,745	$—	$—
Equities
Common stock	2,558,970	2,558,970	—	—
Real estate investment trust	47,516	47,516	—	—
Fixed income securities
Government issues (US Treasuries)	288,398	—	288,398	—
FHLMC	370,769	—	370,769	—
FNMA	119,050	—	119,050	—
Exchange traded funds	767,108	767,108	—	—
Total	$4,375,556	$3,597,339	$778,217	$—

The fair value of plan assets, as previously defined, at December 31, 2012, by asset category, is as follows:

		Fair Value Measurements at December 31, 2012 Using
		Quoted Prices in	Significant
	Carrying Value	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets:
Cash	$167,097	$167,097	$—	$—
Equities
Common stock	2,110,589	2,110,589	—	—
Real estate investment trust	49,321	49,321	—	—
Fixed income securities
Government issues (US Treasuries)	470,345	—	470,345	—
FHLMC	111,142	—	111,142	—
FNMA	240,165	—	240,165	—
Exchange traded funds	806,779	806,779	—	—
Total	$3,955,438	$3,133,786	$821,652	$—

State Bank of Chittenango pension plan
Benefit Plans
Schedule of pension plan asset allocation, target allocation and expected long-term rate of return by asset category
The Company’s pension plan asset allocation at year-end 2013 and 2012, target allocation for 2014 and expected long-term rate of return by asset category are as follows:

	Target Allocation	Percentage of Plan Assets at December 31,		Weighted- Average Expected Long Term Rate
Asset Category	2014	2013	2012	of Return

Cash equivalents	0 - 20%	5%	13%	0.2%
Equity securities	40 - 60%	51%	45%	4.2%
Fixed income securities	40 - 60%	44%	42%	2.1%
Other financial instruments	0 - 5%	—%	—%	—%
Total		100%	100%	6.5%

Schedule of fair value of the plan assets by asset category
The following table represents the Plan’s fair value hierarchy for its financial assets (investments), as defined previously measured at fair value on a recurring basis as of December 31, 2013:

		Fair Value Measurements at December 31, 2013 Using
		Quoted Prices in	Significant
	Carrying Value	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$3,112	$3,112	$—	$—
Government issues	31,653	—	31,653	—
Short term investment funds	84,371	—	84,371	—
Equities
Common stock	1,083,768	1,083,768	—	—
Depository receipts	13,691	10,433	3,258	—
Preferred stock	5,107	5,107	—	—
Real estate investment trust	3,185	3,185	—	—
Fixed income securities
Auto loan receivables	7,853	—	7,853	—
Collateralized mortgage obligations	239,223	—	239,223	—
Corporate bonds	257,133	—	257,133	—
Federal Home Loan Mortgage Corp.	29,826	—	29,826	—
Federal National Mortgage Assoc.	102,845	—	102,845	—
Government National Mortgage Assoc. I	7,258	—	7,258	—
Government National Mortgage Assoc. II	3,248	—	3,248	—
Government issues	303,595	—	303,595	—
Municipals	7,164	—	7,164	—
Total	$2,183,032	$1,105,605	$1,077,427	$—
The fair value of plan assets, as previously defined, at December 31, 2012, by asset category, is as follows:

		Fair Value Measurements at December 31, 2012 Using
		Quoted Prices in	Significant
	Carrying Value	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$2,057	$2,057	$—	$—
Government issues	10,728	—	10,728	—
Short term investment funds	242,302	—	242,302	—
Equities
Common stock	870,508	870,508	—	—
Depository receipts	19,468	19,468	—	—
Preferred stock	3,860	3,860	—	—
Real estate investment trust	3,867	3,867	—	—
Fixed income securities
Auto loan receivable	10,712	—	10,712	—
Collateralized mortgage obligations	214,202	—	214,202	—
Corporate bonds	186,628	—	186,628	—
Federal Home Loan Mortgage Corp.	24,526	—	24,526	—
Federal National Mortgage Assoc.	98,083	—	98,083	—
Government National Mortgage Assoc. I	1,044	—	1,044	—
Government National Mortgage Assoc. II	4,548	—	4,548	—
Government issues	281,564	—	281,564	—
Municipals	2,150	—	2,150	—
Other asset backed	472	—	472	—
Total	$1,976,719	$899,760	$1,076,959	$—